LOANS RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Loans Receivable [Line Items]
Opening balance	$ 431,295	$ 381,891
Reclassified as long-term	(326,743)
Accrued interest revenue	8,137	53,367	$ 2,500
Repayments received	(17,807)	(3,963)
Closing balance	94,882	431,295	381,891
Waterproof Studios Inc [Member]
Loans Receivable [Line Items]
Opening balance	104,552	100,399
Accrued interest revenue	8,137	8,116
Repayments received	(17,807)	(3,963)
Closing balance	94,882	104,552	100,399
Participant Games Inc [Member]
Loans Receivable [Line Items]
Opening balance	199,806	172,135
Reclassified as long-term	(199,806)
Accrued interest revenue		27,671
Repayments received		0
Closing balance		199,806	172,135
Installment Entertainment Inc [Member]
Loans Receivable [Line Items]
Opening balance	126,937	109,357
Reclassified as long-term	$ (126,937)
Accrued interest revenue		17,580
Repayments received		0
Closing balance		$ 126,937	$ 109,357